SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION (SCHEDULE OF REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION - NARRATIVE) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) property building	Mar. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties collateralized under line of credit facility | property	64
Secured credit facility, principal amount outstanding	$ 355,000	$ 365,000	$ 220,000
Aggregated cost for federal income tax purposes	$ 1,641,512
New England Sinai Medical Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of buildings | building	2
Building and improvements [Member] | Minimum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation	15 years
Building and improvements [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation	40 years